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VIA EDGAR
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                                  May 28, 2004

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  FS VARIABLE ANNUITY ACCOUNT FIVE ("REGISTRANT")
     FIRST SUNAMERICA LIFE INSURANCE COMPANY ("DEPOSITOR")
     INITIAL REGISTRATION STATEMENT ON FORM N-4

Ladies and Gentlemen:

     Submitted herewith, on behalf of the above-referenced Registrant, is a Registration Statement on Form N-4 under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act") with respect to the fixed and variable individual deferred annuity contracts ("Contracts") to be issued by First SunAmerica Life Insurance Company ("First SunAmerica"). The securities to be registered pursuant to this filing relate to the variable portion of the Contracts, which will be funded through the separate account of First SunAmerica, FSA Variable Annuity Account Five.

     Please note we have removed all of the financial information from the filing. Registrant commits to make a pre-effective filing to include the appropriate and most current financial information as well as all other required information currently enclosed in brackets ("[ ]"), which have not been finalized. Furthermore, to maintain flexibility, the product name and number of funds have been placed in brackets pending final specifications.

     First SunAmerica plans to begin marketing this Contract on August 31, 2004. For that to be feasible we would need to receive comments from the Staff by August 10, 2004 We would then have 10 business days to work with the Staff on addressing any comments, file an Acceleration Request, file a Pre-Effective Amendment reflecting the Staff's comments and print final prospectuses for delivery to our fulfillment vendor. We would appreciate the Staff's efforts to accommodate this schedule. Please feel free to contact me with any questions at
(310) 772-6560 or Manda Ghaferi at (310) 772-6545.

                                                  Very truly yours,

                                                  /s/ Alison Ryan
                                                     ---------------------------
                                                     Alison Ryan
                                                     Counsel

cc:  Jeffrey A. Foor